Complaints Brought Against the Company and Others in the United States	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Complaints Brought Against the Company and Others in the United States
42.	COMPLAINTS BROUGHT AGAINST THE COMPANY AND OTHERS IN THE UNITED STATES

In the course of 2018, the following complaints were brought against the Company, its directors and parent company in the United States of America at the time of the Company’s initial public offering, dated 2017. As of the date of issuance of these financial statements, none of the complaints has yet been certified as a class action by the judges hearing these cases.

1. Kohl v. Loma Negra CIASA, et al. (Index No. 653114/2018 - Supreme Court of the State of New York, County of New York)

The complaint was filed in June 2018 by Dan Kohl –a shareholder who acquired ADSs issued by the Company during its 2017 initial public offering– with the state courts of New York. The banks that placed the ADSs have also been sued. In its complaint, the plaintiff alleges assumed violations of the United States’ Federal Securities Laws on grounds of allegedly false representations contained in the Offering Memorandum and/or failure to include relevant information. On March 13, 2019, the company filed a response to the second addendum filed by the plaintiff in January 2019.

2. Carmona v. Loma Negra CIASA, et al (1:18-cv-11323-LLS - United States District Court Southern District of New York).

The complaint was filed in December 2018 by Eugenio Carmona –a shareholder who acquired ADSs issued by the Company during its 2017 initial public offering– with the US federal courts sitting in New York. In its complaint, the plaintiff alleges assumed violations of the United States’ Federal Securities Law on grounds analogous to those used in the first complaint. As of the date of issuance of these financial statements, the amendment to this complaint has not yet been filed by the plaintiff.

Based on the information available, the Company has concluded that as of December 31, 2018 and based on IAS37, no provision is to be raised.